Cover	Sep. 24, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Registrant Name	APOGEE ENTERPRISES, INC.
Entity Address, Address Line One	4400 West 78th Street,
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55435
City Area Code	952
Local Phone Number	835-1874
Entity Incorporation, State or Country Code	MN
Entity File Number	0-6365
Entity Tax Identification Number	41-0919654
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.33 1/3 Par Value
Trading Symbol	APOG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0000006845
Amendment Flag	false